CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock [Member] Class A Ordinary Shares CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2019	¥ 4,047,669				¥ 161	¥ 16	¥ 9,392,737	¥ 2,475	¥ (5,425,515)	¥ 77,795
Beginning Balance, shares at Mar. 31, 2019 | shares			2,371,289,450	303,234,004	2,371,289,450	303,234,004
Net loss	(2,223,638)								(2,223,638)
Share-based compensation	32,185						32,185
Foreign currency translation adjustment	105,433									105,433
Share of other comprehensive loss of equity method investee	(145)									(145)
Unrealized securities holding gains, net of tax	18,713									18,713
Appropriations to statutory reserves								155	(155)
Repurchase of ordinary shares (Note 16)	(6,566)												¥ (6,566)
Repurchase of ordinary shares, shares (Note 16) | shares					(10,456,075)								10,456,075
Exercise of option and RSUs	9,030				¥ 3		9,027
Exercise of option and RSUs shares | shares					47,620,800
Others	(2,209)						(2,209)
Ending Balance at Mar. 31, 2020	1,980,472				¥ 164	¥ 16	9,431,740	2,630	(7,649,308)	201,796	¥ 1,980,472		¥ (6,566)
Ending Balance, shares at Mar. 31, 2020 | shares					2,408,454,175	303,234,004							10,456,075
Net loss	(327,971)								(327,971)		(327,971)
Share-based compensation	26,295						26,295				26,295
Foreign currency translation adjustment	(72,993)									(72,993)	(72,993)
Share of other comprehensive loss of equity method investee	0
Unrealized securities holding gains, net of tax	(31,658)									(31,658)	(31,658)
Appropriations to statutory reserves								701	(701)
Repurchase of ordinary shares (Note 16)	(119,858)										(119,858)		¥ (119,858)
Repurchase of ordinary shares, shares (Note 16) | shares					(206,515,975)								206,515,975
Exercise of option and RSUs	609				¥ 1		608				609
Exercise of option and RSUs shares | shares					13,105,200
Ending Balance at Mar. 31, 2021	1,454,896				¥ 165	¥ 16	9,458,643	3,331	(7,977,980)	97,145	1,454,896		¥ (126,424)
Ending Balance, shares at Mar. 31, 2021 | shares			2,215,043,400	303,234,004	2,215,043,400	303,234,004							216,972,050
Net loss	(642,374)	$ (101,329)							(639,800)		(639,800)	¥ (2,574)
Share-based compensation	12,458						12,458				12,458
Foreign currency translation adjustment	(17,400)	(2,745)								(17,400)	(17,400)
Share of other comprehensive loss of equity method investee	0	0
Unrealized securities holding gains, net of tax	(10,729)	(1,692)								(10,729)	(10,729)
Appropriations to statutory reserves								0
Repurchase of ordinary shares (Note 16)	(9,689)										(9,689)		¥ (9,689)
Repurchase of ordinary shares, shares (Note 16) | shares					(25,644,050)								25,644,050
Exercise of option and RSUs shares | shares					1,338,350
Non-controlling interests on acquisition of subsidiaries	44,993											44,993
Ending Balance at Mar. 31, 2022	¥ 832,155	$ 131,269			¥ 165	¥ 16	¥ 9,471,101	¥ 3,331	¥ (8,617,780)	¥ 69,016	¥ 789,736	¥ 42,419	¥ (136,113)
Ending Balance, shares at Mar. 31, 2022 | shares			2,190,737,700	303,234,004	2,190,737,700	303,234,004							242,616,100